Schedule of related party transaction (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Beagledata [Member] | Technology Services [Member]
Related Party Transaction [Line Items]
Related party transactions	[1]		¥ 1,480	¥ 320
Beagledata [Member] | Outsourcing Services [Member]
Related Party Transaction [Line Items]
Related party transactions		566		1,200
Recruitment Services [Member]
Related Party Transaction [Line Items]
Related party transactions	[2]	¥ 7,417	¥ 9,697	¥ 6,230

[1]	Beagledata provided technology services for the years ended December 31, 2022 and 2023, and the Group recorded it as research and development expenses in the consolidated statements of income and comprehensive income.
[2]	The Group provided recruitment services to Beagledata, including flexible staffing services and permanent recruitment services for the years ended December 31, 2022 and 2023.